ENTITY-WIDE DISCLOSURE (Schedule Of Changes In Contract Liabilities) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Segment Reporting [Abstract]
Balance as of January 1		$ 16,556	$ 13,888
Increases due to issuance of new contracts, excluding amounts recognized as revenue during the period		14,987	14,527
Revenue recognized that was included in the contract liability balance at the beginning of the period		(13,786)	(11,859)
Balance as of December 31		17,757	16,556
Contract liability presented in non-current liabilities	[1]	3,959	2,751
Contract liabilities		$ 13,798	$ 13,805

[1]	As of December 31, 2022, noncurrent deferred revenue is estimated to be recognized as following: 83% in year 2024 and the rest in year 2025-2026.